Insurance and reinsurance contracts - CSM transition approach (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contractual service margin (CSM) | Including JVs and associates
Changes that relate to current service
Release of CSM to profit or loss	$ (2,352)
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	138,691	$ 125,133
Changes that relate to future service
New contracts in the year	7	7
Total changes that relate to future service	131	197
Changes that relate to current service
Release of CSM to profit or loss	(2,286)	(2,193)
Insurance service result	(2,595)	(2,258)
Net finance (income) expenses from insurance and reinsurance contracts	4,154	8,839
Effect of movements in exchange rates	(1,763)	210
Net closing (assets) liabilities at 31 Dec	146,252	138,691
Insurance | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	160,626	144,203
Changes that relate to future service
New contracts in the year	40	59
Total changes that relate to future service	197	275
Changes that relate to current service
Release of CSM to profit or loss	(2,511)	(2,414)
Insurance service result	(2,786)	(2,424)
Net finance (income) expenses from insurance and reinsurance contracts	6,051	10,864
Effect of movements in exchange rates	(2,395)	(114)
Net closing (assets) liabilities at 31 Dec	169,272	160,626
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	20,184	19,168
Changes that relate to future service
Changes in estimates that adjust the CSM	153	838
New contracts in the year	2,401	2,173
Total changes that relate to future service	2,554	3,011
Changes that relate to current service
Release of CSM to profit or loss	(2,286)	(2,193)
Insurance service result	268	818
Net finance (income) expenses from insurance and reinsurance contracts	277	217
Effect of movements in exchange rates	(299)	(19)
Net closing (assets) liabilities at 31 Dec	20,430	20,184
Insurance | Contractual service margin (CSM) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	22,352	21,304
Changes that relate to future service
Changes in estimates that adjust the CSM	26	801
New contracts in the year	2,585	2,429
Total changes that relate to future service	2,611	3,230
Changes that relate to current service
Release of CSM to profit or loss	(2,511)	(2,414)
Insurance service result	100	816
Net finance (income) expenses from insurance and reinsurance contracts	357	295
Effect of movements in exchange rates	(348)	(63)
Net closing (assets) liabilities at 31 Dec	22,461	22,352
Insurance | Contracts under MRA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	829	822
Changes that relate to future service
Changes in estimates that adjust the CSM	(11)	143
Total changes that relate to future service	(11)	143
Changes that relate to current service
Release of CSM to profit or loss	(114)	(135)
Insurance service result	(125)	8
Net finance (income) expenses from insurance and reinsurance contracts	35	24
Effect of movements in exchange rates	8	(25)
Net closing (assets) liabilities at 31 Dec	747	829
Insurance | Contracts under MRA | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	1,922	2,033
Changes that relate to future service
Changes in estimates that adjust the CSM	(81)	117
Total changes that relate to future service	(81)	117
Changes that relate to current service
Release of CSM to profit or loss	(209)	(247)
Insurance service result	(290)	(130)
Net finance (income) expenses from insurance and reinsurance contracts	73	66
Effect of movements in exchange rates	(22)	(47)
Net closing (assets) liabilities at 31 Dec	1,683	1,922
Insurance | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	3,674	3,635
Changes that relate to future service
Changes in estimates that adjust the CSM	162	462
Total changes that relate to future service	162	462
Changes that relate to current service
Release of CSM to profit or loss	(418)	(434)
Insurance service result	(256)	28
Net finance (income) expenses from insurance and reinsurance contracts	(60)	3
Effect of movements in exchange rates	(87)	8
Net closing (assets) liabilities at 31 Dec	3,271	3,674
Insurance | Contracts under FVA | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	4,143	4,102
Changes that relate to future service
Changes in estimates that adjust the CSM	131	496
Total changes that relate to future service	131	496
Changes that relate to current service
Release of CSM to profit or loss	(442)	(458)
Insurance service result	(311)	38
Net finance (income) expenses from insurance and reinsurance contracts	(53)	9
Effect of movements in exchange rates	(89)	(6)
Net closing (assets) liabilities at 31 Dec	3,690	4,143
Insurance | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	15,681	14,711
Changes that relate to future service
Changes in estimates that adjust the CSM	2	233
New contracts in the year	2,401	2,173
Total changes that relate to future service	2,403	2,406
Changes that relate to current service
Release of CSM to profit or loss	(1,754)	(1,624)
Insurance service result	649	782
Net finance (income) expenses from insurance and reinsurance contracts	302	190
Effect of movements in exchange rates	(220)	(2)
Net closing (assets) liabilities at 31 Dec	16,412	15,681
Insurance | Other contracts | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	16,287	15,169
Changes that relate to future service
Changes in estimates that adjust the CSM	(24)	188
New contracts in the year	2,585	2,429
Total changes that relate to future service	2,561	2,617
Changes that relate to current service
Release of CSM to profit or loss	(1,860)	(1,709)
Insurance service result	701	908
Net finance (income) expenses from insurance and reinsurance contracts	337	220
Effect of movements in exchange rates	(237)	(10)
Net closing (assets) liabilities at 31 Dec	17,088	16,287
RI
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,275)	(681)
Changes that relate to future service
New contracts in the year	(1)
Total changes that relate to future service	48	(98)
Changes that relate to current service
Release of CSM to profit or loss	159	203
Insurance service result	302	171
Net finance (income) expenses from insurance and reinsurance contracts	338	(191)
Effect of movements in exchange rates	9
Net closing (assets) liabilities at 31 Dec	(2,854)	(1,275)
RI | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,390)	(800)
Changes that relate to future service
New contracts in the year	(1)	(1)
Total changes that relate to future service	42	(94)
Changes that relate to current service
Release of CSM to profit or loss	159	206
Insurance service result	306	189
Net finance (income) expenses from insurance and reinsurance contracts	327	(199)
Effect of movements in exchange rates	10	3
Net closing (assets) liabilities at 31 Dec	(2,998)	(1,390)
RI | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,345)	(1,330)
Changes that relate to future service
Changes in estimates that adjust the CSM	691	(100)
New contracts in the year	14	(70)
Total changes that relate to future service	705	(170)
Changes that relate to current service
Release of CSM to profit or loss	159	203
Insurance service result	864	33
Net finance (income) expenses from insurance and reinsurance contracts	(23)	(49)
Effect of movements in exchange rates	(6)	1
Net closing (assets) liabilities at 31 Dec	(510)	(1,345)
RI | Contractual service margin (CSM) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,340)	(1,315)
Changes that relate to future service
Changes in estimates that adjust the CSM	698	(105)
New contracts in the year	11	(81)
Total changes that relate to future service	709	(186)
Changes that relate to current service
Release of CSM to profit or loss	159	206
Insurance service result	868	20
Net finance (income) expenses from insurance and reinsurance contracts	(21)	(47)
Effect of movements in exchange rates	(8)	2
Net closing (assets) liabilities at 31 Dec	(501)	(1,340)
RI | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(45)	(34)
Changes that relate to future service
Changes in estimates that adjust the CSM	13	(19)
Total changes that relate to future service	13	(19)
Changes that relate to current service
Release of CSM to profit or loss	5	8
Insurance service result	18	(11)
Net finance (income) expenses from insurance and reinsurance contracts	(1)	(1)
Effect of movements in exchange rates	1	1
Net closing (assets) liabilities at 31 Dec	(27)	(45)
RI | Contracts under FVA | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(63)	(55)
Changes that relate to future service
Changes in estimates that adjust the CSM	8	(17)
Total changes that relate to future service	8	(17)
Changes that relate to current service
Release of CSM to profit or loss	7	10
Insurance service result	15	(7)
Net finance (income) expenses from insurance and reinsurance contracts	(2)	(2)
Effect of movements in exchange rates	1	1
Net closing (assets) liabilities at 31 Dec	(49)	(63)
RI | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,300)	(1,296)
Changes that relate to future service
Changes in estimates that adjust the CSM	678	(81)
New contracts in the year	14	(70)
Total changes that relate to future service	692	(151)
Changes that relate to current service
Release of CSM to profit or loss	154	195
Insurance service result	846	44
Net finance (income) expenses from insurance and reinsurance contracts	(22)	(48)
Effect of movements in exchange rates	(7)
Net closing (assets) liabilities at 31 Dec	(483)	(1,300)
RI | Other contracts | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,277)	(1,260)
Changes that relate to future service
Changes in estimates that adjust the CSM	690	(88)
New contracts in the year	11	(81)
Total changes that relate to future service	701	(169)
Changes that relate to current service
Release of CSM to profit or loss	152	196
Insurance service result	853	27
Net finance (income) expenses from insurance and reinsurance contracts	(19)	(45)
Effect of movements in exchange rates	(9)	1
Net closing (assets) liabilities at 31 Dec	$ (452)	$ (1,277)